Equity - Schedule of Warrant Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Warrants Outstanding, Balance	353,070	353,070
Exercisable Shares, Balance	353,070	353,070
Weighted Average Exercise Price, Balance	$ 334.05	$ 334.05
Average Remaining Contractual Life, Balance	4 years 1 month 28 days	4 years 7 months 28 days